SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Interest on shareholders' equity and dividends (Details)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Interest on shareholders equity limited to income reserves (as a percent)	50.00%
Interest on shareholders equity limited to net income (as a percent)	50.00%